UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Savitr Capital, LLC
Address: One Market Plaza
         Steuart Tower, Suite 1400
         San Francisco, CA  94105

13F File Number:  28-0001442757

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Farida Udaipurwala
Title:     Chief Operating Officer
Phone:     415-430-4288

Signature, Place, and Date of Signing:

  /s/ Farida Udaipurwala     San Francisco, CA     November 5, 2012

Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $86,080(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.


NONE

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
                                                     FORM 13F INFORMATION TABLE
								VALUE	SHARES	SH/	PUT/	INVSTMT	OTHER       VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x1000)	SHARES PRN AMT	SH/PRN	PUT/CALL	INVSTMT DSCRETN	OTHER MANAGERS	VOTING AUTHORITY
ACCESS MIDSTREAM PARTNERS COM UNT (NYS)	COM	00434L109	1835	55400	SH	 	SOLE		SOLE
AMEREN CORP	COM	023608102	2672	81800	SH	 	SOLE		SOLE
AMERESCO INC	CL A	02361E108	203	17175	SH	 	SOLE		SOLE
AMERICAN CAP MTG INVT CORP	COM	02504A104	831	33085	SH	 	SOLE		SOLE
APOLLO RESIDENTIAL MTG INC	COM	03763V102	1102	50000	SH	 	SOLE		SOLE
ARLINGTON ASSET INVESTMENT CL A REIT (NYS)	COM	041356205	716	30000	SH	 	SOLE		SOLE
CABOT OIL & GAS CORP	COM	127097103	3251	72400	SH	 	SOLE		SOLE
CMS ENERGY ORD (NYS)	COM	125896100	3650	155000	SH	 	SOLE		SOLE
CONSOLIDATED EDISON INC	COM	209115104	1198	20000	SH	 	SOLE		SOLE
COVANTA HLDG CORP	COM	22282E102	1716	100000	SH	 	SOLE		SOLE
DOMINION RES INC VA NEW	COM	25746U109	2647	50000	SH	 	SOLE		SOLE
DUKE ENERGY ORD (NYS)	COM	26441C105	2160	33333	SH	 	SOLE		SOLE
ENCANA CORP	COM	292505104	3474	158500	SH	 	SOLE		SOLE
EOG RES INC	COM	26875P101	2801	25000	SH	 	SOLE		SOLE
EQT ORD (NYS)	COM	26884L109	2950	50000	SH	 	SOLE		SOLE
FIRSTENERGY CORP	COM	337932107	2867	65000	SH	 	SOLE		SOLE
GENERAL CABLE CORP DEL NEW	COM	369300108	2443	83137	SH	 	SOLE		SOLE
GENERAL ELECTRIC CO	COM	369604103	3179	140000	SH	 	SOLE		SOLE
GT ADVANCED TECHNOLOGIES ORD (NMQ)	COM	36191U106	1933	355000	SH	 	SOLE		SOLE
HAWAIIAN ELEC INDUSTRIES	COM	419870100	1316	50000	SH	 	SOLE		SOLE
HUGOTON RTY TR TEX	UNIT BEN INT	444717102	132	20000	SH	 	SOLE		SOLE
ISHARES SILVER TRUST	COM	46428Q109	1004	30000	SH	 	SOLE		SOLE
ITC HLDGS CORP	COM	465685105	1512	20000	SH	 	SOLE		SOLE
MOSAIC CO NEW	COM	61945C103	2304	40000	SH	 	SOLE		SOLE
NABORS INDSUSTRIES ORD (NYS)	SHS	G6359F103	702	50000	SH	 	SOLE		SOLE
NEXTERA ENERGY ORD (NYS)	COM	65339F101	3165	45000	SH	 	SOLE		SOLE
NISOURCE ORD (NYS)	COM	65473P105	2930	115000	SH	 	SOLE		SOLE
PG&E ORD (NYS)	COM	69331C108	3200	75000	SH	 	SOLE		SOLE
QUESTAR CORP	COM	748356102	2163	106406	SH	 	SOLE		SOLE
RANGE RESOURCES ORD (NYS)	COM	75281A109	1397	20000	SH	 	SOLE		SOLE
REGENCY ENERGY UNT (NYS)	COM UNITS L P	75885Y107	715	30650	SH	 	SOLE		SOLE
ROSE ROCK MIDSTREAM L P	COM U REP LTD	777149105	1877	58500	SH	 	SOLE		SOLE
SAN JUAN BASIN UNT (NYS)	UNIT BEN INT	798241105	336	23687	SH	 	SOLE		SOLE
SCHWEITZER-MAUDUIT INTL INC	COM	808541106	1814	55000	SH	 	SOLE		SOLE
SOUTHWSTN ENER ORD (NYS)	COM	845467109	3130	90000	SH	 	SOLE		SOLE
SPDR GOLD TRUST	COM	78463V107	7735	45000	SH	 	SOLE		SOLE
VALMONT INDS ORD (NYS)	COM	920253101	1973	15000	SH	 	SOLE		SOLE
VISION-SCIENCES INC DEL	COM	927912105	985	746061	SH	 	SOLE		SOLE
WISCONSIN ENERGY ORD (NYS)	COM	976657106	3014	80000	SH	 	SOLE		SOLE
XCEL ENERGY ORD (NYS)	COM	98389B100	3048	110000	SH	 	SOLE		SOLE